EQUITY (Details 2) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended		3 Months Ended	8 Months Ended
	Jan. 31, 2012	May 31, 2011	Mar. 31, 2012	Dec. 31, 2011
Class of Stock
Common stock repurchased (in shares)	5,308		81,074	75,766
Average Price Paid Per Share	$ 4.93		$ 4.94	$ 4.94
Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program	$ 0		$ 0	$ 26
Amount of common stock authorized to be repurchased		400
Shares repurchased, amount			$ 400
Share repurchase program expiration date			09-May-12
Publicly Announced Program
Class of Stock
Common stock repurchased (in shares)	5,308		81,074	75,766